Description of Organization and Business Operations (Details) - Capitol Investment Corp. V - USD ($)					1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 15, 2021	Apr. 20, 2021	Mar. 02, 2021	Dec. 04, 2020	May 31, 2021	Feb. 28, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2021	Jul. 31, 2021	Dec. 31, 2019
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)				34,500,000
Over-allotment option, per share (in Dollars per share)				$ 10.00
Gross proceeds of public offering				$ 345,000,000
Transaction costs				19,469,085
Underwriting fees				6,900,000
Deferred underwriting fee				12,075,000
Other offering costs				$ 494,085
Closing initial public offering							$ 12,075,000		$ 12,075,000
Initial public offering price per unit (in Dollars per share)				$ 10.00
Sponsor, description									The Sponsors have agreed that they will be liable jointly and severally to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, there can be no assurance that they will be able to satisfy those obligations should they arise
Redeem public shares, percentage				100.00%					20.00%
Net tangible assets									$ 5,000,001
Dissolution expenses				$ 100,000
Trust account price per share (in Dollars per share)				$ 10.00
Marketable securities held in Trust Account							345,013,964		345,012,580			$ 0
working capital							634,140		1,230,730
Franchise and income taxes payable							100,000		18,454
Amount deposit in trust account							14,000		$ 12,600
Loans						$ 970,000
Sale of stock, number of shares (in Shares)				34,500,000
Cash withdrawn from Trust Account for franchise taxes							51,661	$ 0
Outstanding under such promissory notes				$ 250,000			$ 700,000
Warrants price, per share (in Dollars per share)						$ 1.50	$ 1.50		$ 1.50	$ 1.50
Subsequent Event
Description of Organization and Business Operations (Details) [Line Items]
Loans					$ 756,000	$ 970,000
Additional loans											$ 627,000
Warrants					$ 2,000,000	$ 2,000,000
Promissory notes issued	$ 370,000	$ 370,000
Warrant Liabilities
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs				$ 873,424
Class A Common Stock
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)				4,500,000
Initial Public Offering
Description of Organization and Business Operations (Details) [Line Items]
Closing initial public offering				$ 345,000,000
PIPE Investors | Class A Common Stock
Description of Organization and Business Operations (Details) [Line Items]
Proceeds from consideration on sale of shares			$ 300,000,000
Sale of stock, number of shares (in Shares)			30,000,000
Founders Warrant
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)				5,833,333
Board of Directors
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds of public offering				$ 8,750,000